INVESTMENTS - CONTINUOUS UNREALIZED LOSS POSITION (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Estimated Fair Value	$ 44.2	$ 374.7
Less than 12 Months, Gross Unrealized Losses	1.0	15.7
12 Months or Longer, Estimated Fair Value	8.5	477.1
12 Months or Longer, Gross Unrealized Losses	0.2	39.3
Total, Estimated Fair Value	52.7	851.8
Total, Gross Unrealized Losses	1.2	55.0
Other Than Investment Grade
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Estimated Fair Value	0.0
Less than 12 Months, Gross Unrealized Losses	0.0
12 Months or Longer, Estimated Fair Value	0.0
12 Months or Longer, Gross Unrealized Losses	0.0
US government agencies debt securities
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Estimated Fair Value	0.0	0.0
Less than 12 Months, Gross Unrealized Losses	0.0	0.0
12 Months or Longer, Estimated Fair Value	0.0	4.6
12 Months or Longer, Gross Unrealized Losses	0.0	0.2
Total, Estimated Fair Value	0.0	4.6
Total, Gross Unrealized Losses	0.0	0.2
Political Subdivisions of States and Territories
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Estimated Fair Value	3.4
Less than 12 Months, Gross Unrealized Losses	0.2
12 Months or Longer, Estimated Fair Value	0.0
12 Months or Longer, Gross Unrealized Losses	0.0
Total, Estimated Fair Value	3.4
Total, Gross Unrealized Losses	0.2
Industrial and Miscellaneous (Unaffiliated)
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Estimated Fair Value	40.8	372.8
Less than 12 Months, Gross Unrealized Losses	0.8	15.6
12 Months or Longer, Estimated Fair Value	8.5	470.6
12 Months or Longer, Gross Unrealized Losses	0.2	38.8
Total, Estimated Fair Value	49.3	843.4
Total, Gross Unrealized Losses	1.0	54.4
Preferred Stock
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Estimated Fair Value	0.0	1.9
Less than 12 Months, Gross Unrealized Losses	0.0	0.1
12 Months or Longer, Estimated Fair Value	0.0	1.9
12 Months or Longer, Gross Unrealized Losses	0.0	0.3
Total, Estimated Fair Value	0.0	3.8
Total, Gross Unrealized Losses	$ 0.0	$ 0.4